RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Remuneration of Key Management) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Remuneration of key management	$ 670,100	$ 379,243	$ 271,255
CEO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	204,000	165,605	151,200
COO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	204,000	114,546	0
CFO [Member]
Disclosure of transactions between related parties [line items]
Remuneration of key management	$ 262,100	$ 99,092	$ 120,055